SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 88.09%
Fannie Mae — 50.74%
$ 59,589	Pool #257656, 6.00%, 8/1/38	$62,451
117,060	Pool #257663, 5.50%, 8/1/38	130,936
109,854	Pool #257892, 5.50%, 2/1/38	122,911
72,939	Pool #257913, 5.50%, 1/1/38	81,609
56,078	Pool #258022, 5.50%, 5/1/34	62,839
120,071	Pool #258070, 5.00%, 6/1/34	132,977
36,665	Pool #258121, 5.50%, 6/1/34	41,086
113,744	Pool #258152, 5.50%, 8/1/34	127,456
63,349	Pool #258157, 5.00%, 8/1/34	70,158
59,792	Pool #258163, 5.50%, 8/1/34	67,000
104,917	Pool #258166, 5.50%, 9/1/34	117,566
72,318	Pool #258224, 5.50%, 12/1/34	81,037
55,925	Pool #258238, 5.00%, 1/1/35	61,936
84,971	Pool #258251, 5.50%, 1/1/35	95,215
101,829	Pool #258305, 5.00%, 3/1/35	112,791
51,502	Pool #258336, 5.00%, 4/1/35	57,046
55,914	Pool #258340, 5.00%, 3/1/35	61,933
59,608	Pool #258394, 5.00%, 5/1/35	66,025
56,747	Pool #258403, 5.00%, 6/1/35	62,856
76,120	Pool #258404, 5.00%, 6/1/35	84,314
44,571	Pool #258410, 5.00%, 4/1/35	49,369
89,684	Pool #258448, 5.00%, 8/1/35	99,338
167,023	Pool #258450, 5.50%, 8/1/35	187,116
70,035	Pool #258571, 5.50%, 11/1/35	78,460
199,695	Pool #258627, 5.50%, 2/1/36	223,719
51,927	Pool #258658, 5.50%, 3/1/36	58,126
46,265	Pool #258737, 5.50%, 12/1/35	51,788
37,954	Pool #259030, 8.00%, 4/1/30	39,347
39,832	Pool #259181, 6.50%, 3/1/31	41,266
7,846	Pool #259187, 6.50%, 4/1/31	7,856
64,513	Pool #259190, 6.50%, 4/1/31	68,315
73,830	Pool #259316, 6.50%, 11/1/31	78,465
27,415	Pool #259378, 6.00%, 12/1/31	27,776
31,192	Pool #259393, 6.00%, 1/1/32	31,799
39,515	Pool #259590, 5.50%, 11/1/32	44,247
156,656	Pool #259611, 5.50%, 11/1/32	175,417
34,688	Pool #259634, 5.50%, 12/1/32	38,842
127,978	Pool #259659, 5.50%, 2/1/33	143,304
30,571	Pool #259671, 5.50%, 2/1/33	34,232
74,147	Pool #259686, 5.50%, 3/1/33	83,066
33,452	Pool #259722, 5.00%, 5/1/33	36,775
101,747	Pool #259725, 5.00%, 5/1/33	111,853
97,061	Pool #259729, 5.00%, 6/1/33	106,701
57,132	Pool #259761, 5.00%, 6/1/33	62,807
94,975	Pool #259764, 5.00%, 7/1/33	104,409

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 100,876	Pool #259777, 5.00%, 7/1/33	$110,896
76,713	Pool #259781, 5.00%, 7/1/33	84,333
46,369	Pool #259789, 5.00%, 7/1/33	50,975
112,014	Pool #259816, 5.00%, 8/1/33	123,140
25,675	Pool #259819, 5.00%, 8/1/33	28,225
47,495	Pool #259830, 5.00%, 8/1/33	52,213
31,425	Pool #259848, 5.00%, 9/1/33	34,546
66,972	Pool #259867, 5.50%, 10/1/33	75,027
52,457	Pool #259869, 5.50%, 10/1/33	58,766
52,828	Pool #259875, 5.50%, 10/1/33	59,182
86,346	Pool #259930, 5.00%, 11/1/33	94,923
35,313	Pool #259998, 5.00%, 3/1/34	39,109
641,217	Pool #465946, 3.61%, 9/1/20	641,367
1,718,298	Pool #468226, 3.86%, 6/1/21	1,739,793
262,504	Pool #469101, 3.75%, 2/1/27	282,808
867,217	Pool #470828, 3.53%, 3/1/32	934,771
78,280	Pool #557295, 7.00%, 12/1/29	83,322
24,360	Pool #576445, 6.00%, 1/1/31	24,500
65,885	Pool #579402, 6.50%, 4/1/31	70,654
76,173	Pool #583728, 6.50%, 6/1/31	81,439
30,813	Pool #590931, 6.50%, 7/1/31	33,273
43,368	Pool #590932, 6.50%, 7/1/31	44,827
28,634	Pool #601865, 6.50%, 4/1/31	28,875
31,289	Pool #601868, 6.00%, 7/1/29	31,841
46,117	Pool #607611, 6.50%, 11/1/31	48,362
90,596	Pool #634271, 6.50%, 5/1/32	97,475
39,190	Pool #644232, 6.50%, 6/1/32	40,757
22,990	Pool #644432, 6.50%, 7/1/32	23,232
38,416	Pool #644437, 6.50%, 6/1/32	39,829
1,513,124	Pool #663159, 5.00%, 7/1/32	1,663,581
69,442	Pool #670278, 5.50%, 11/1/32	77,758
30,374	Pool #676702, 5.50%, 11/1/32	34,011
47,885	Pool #677591, 5.50%, 12/1/32	53,619
64,959	Pool #681883, 6.00%, 3/1/33	68,288
102,189	Pool #686542, 5.50%, 3/1/33	114,480
207,384	Pool #695961, 5.50%, 1/1/33	232,220
177,336	Pool #696407, 5.50%, 4/1/33	198,665
377,007	Pool #702478, 5.50%, 6/1/33	422,353
112,155	Pool #702479, 5.00%, 6/1/33	123,295
57,177	Pool #703210, 5.50%, 9/1/32	62,329
136,654	Pool #720025, 5.00%, 8/1/33	150,227
142,428	Pool #723066, 5.00%, 4/1/33	156,575
190,354	Pool #723067, 5.50%, 5/1/33	213,249
250,531	Pool #723070, 4.50%, 5/1/33	269,032
259,566	Pool #727311, 4.50%, 9/1/33	278,038
124,153	Pool #727312, 5.00%, 9/1/33	136,485
142,618	Pool #727315, 6.00%, 10/1/33	154,120
36,435	Pool #738589, 5.00%, 9/1/33	40,054

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 45,974	Pool #739269, 5.00%, 9/1/33	$50,540
151,192	Pool #743595, 5.50%, 10/1/33	169,377
139,310	Pool #748041, 4.50%, 10/1/33	149,224
83,459	Pool #749891, 5.00%, 9/1/33	91,749
100,155	Pool #749897, 4.50%, 9/1/33	107,282
196,744	Pool #753533, 5.00%, 11/1/33	216,286
40,906	Pool #755679, 6.00%, 1/1/34	42,588
37,680	Pool #763551, 5.50%, 3/1/34	42,223
86,905	Pool #763820, 5.50%, 1/1/34	97,358
42,893	Pool #776851, 6.00%, 10/1/34	44,767
662,841	Pool #777621, 5.00%, 2/1/34	728,678
77,750	Pool #781741, 6.00%, 9/1/34	82,508
5,304	Pool #781907, 5.00%, 2/1/21	5,305
129,732	Pool #781954, 5.00%, 6/1/34	143,677
137,432	Pool #781959, 5.50%, 6/1/34	154,000
243,414	Pool #783893, 5.50%, 12/1/34	272,759
69,550	Pool #783929, 5.50%, 10/1/34	77,934
11,927	Pool #788329, 6.50%, 8/1/34	11,958
109,802	Pool #797627, 5.00%, 7/1/35	121,622
103,913	Pool #798725, 5.50%, 11/1/34	116,440
75,074	Pool #799548, 6.00%, 9/1/34	79,929
710,763	Pool #806754, 4.50%, 9/1/34	761,520
306,577	Pool #806757, 6.00%, 9/1/34	332,014
494,266	Pool #806761, 5.50%, 9/1/34	553,852
108,095	Pool #808205, 5.00%, 1/1/35	119,714
185,549	Pool #815009, 5.00%, 4/1/35	205,523
85,834	Pool #817641, 5.00%, 11/1/35	95,074
114,026	Pool #820334, 5.00%, 9/1/35	126,301
268,701	Pool #820335, 5.00%, 9/1/35	297,627
169,577	Pool #820336, 5.00%, 9/1/35	187,832
98,602	Pool #822008, 5.00%, 5/1/35	109,216
163,649	Pool #829005, 5.00%, 8/1/35	181,265
35,554	Pool #829006, 5.50%, 9/1/35	39,831
155,947	Pool #829275, 5.00%, 8/1/35	172,734
148,362	Pool #829276, 5.00%, 8/1/35	164,333
406,039	Pool #829649, 5.50%, 3/1/35	454,989
280,622	Pool #844361, 5.50%, 11/1/35	314,381
107,100	Pool #845245, 5.50%, 11/1/35	119,984
40,387	Pool #866969, 6.00%, 2/1/36	41,574
178,384	Pool #871072, 5.50%, 2/1/37	199,586
166,229	Pool #884693, 5.50%, 4/1/36	186,072
424,310	Pool #885724, 5.50%, 6/1/36	474,961
64,988	Pool #911730, 5.50%, 12/1/21	65,911
70,833	Pool #919368, 5.50%, 4/1/37	79,252
272,754	Pool #922582, 6.00%, 12/1/36	293,605
211,027	Pool #934941, 5.00%, 8/1/39	232,880
288,193	Pool #934942, 5.00%, 9/1/39	318,036

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$153,115	Pool #941204, 5.50%, 6/1/37	$171,313
58,474	Pool #943394, 5.50%, 6/1/37	65,424
328,205	Pool #948600, 6.00%, 8/1/37	355,950
74,868	Pool #952678, 6.50%, 8/1/37	79,520
87,419	Pool #952693, 6.50%, 8/1/37	92,946
99,126	Pool #975769, 5.50%, 3/1/38	110,877
72,729	Pool #982898, 5.00%, 5/1/38	80,356
136,192	Pool #984842, 5.50%, 6/1/38	152,337
109,162	Pool #986239, 6.00%, 7/1/38	116,066
121,548	Pool #986957, 5.50%, 7/1/38	135,956
67,887	Pool #990510, 5.50%, 8/1/38	75,934
162,276	Pool #990511, 6.00%, 8/1/38	173,754
161,255	Pool #990617, 5.50%, 9/1/38	180,370
202,018	Pool #AA0645, 4.50%, 3/1/39	220,116
136,837	Pool #AA2243, 4.50%, 5/1/39	149,095
127,245	Pool #AA3142, 4.50%, 3/1/39	138,644
371,098	Pool #AA3206, 4.00%, 4/1/39	397,684
456,629	Pool #AA3207, 4.50%, 3/1/39	497,537
114,978	Pool #AA4468, 4.00%, 4/1/39	123,215
228,709	Pool #AA7042, 4.50%, 6/1/39	249,199
366,656	Pool #AA7658, 4.00%, 6/1/39	392,924
103,603	Pool #AA7659, 4.50%, 6/1/39	112,884
100,921	Pool #AA7741, 4.50%, 6/1/24	103,569
2,525,461	Pool #AB7798, 3.00%, 1/1/43	2,601,889
1,257,255	Pool #AB9204, 3.00%, 4/1/43	1,293,478
329,905	Pool #AC1463, 5.00%, 8/1/39	364,068
103,356	Pool #AC1464, 5.00%, 8/1/39	114,059
354,132	Pool #AC2109, 4.50%, 7/1/39	385,857
37,954	Pool #AC4394, 5.00%, 9/1/39	41,885
261,818	Pool #AC4395, 5.00%, 9/1/39	288,930
117,701	Pool #AC5328, 5.00%, 10/1/39	129,889
232,561	Pool #AC5329, 5.00%, 10/1/39	256,644
196,526	Pool #AC6304, 5.00%, 11/1/39	216,877
209,136	Pool #AC6305, 5.00%, 11/1/39	230,793
139,900	Pool #AC6307, 5.00%, 12/1/39	154,387
304,743	Pool #AC6790, 5.00%, 12/1/39	336,300
1,071,246	Pool #AC7199, 5.00%, 12/1/39	1,182,177
511,251	Pool #AD1470, 5.00%, 2/1/40	564,193
1,102,062	Pool #AD1471, 4.50%, 2/1/40	1,200,792
139,250	Pool #AD1560, 5.00%, 3/1/40	153,558
774,569	Pool #AD1585, 4.50%, 2/1/40	843,960
352,242	Pool #AD1586, 5.00%, 1/1/40	388,718
453,958	Pool #AD1638, 4.50%, 2/1/40	493,094
146,776	Pool #AD1640, 4.50%, 3/1/40	159,430
1,454,314	Pool #AD1942, 4.50%, 1/1/40	1,584,601
241,009	Pool #AD1943, 5.00%, 1/1/40	265,966
764,458	Pool #AD1988, 4.50%, 2/1/40	830,362
372,531	Pool #AD2896, 5.00%, 3/1/40	410,810

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$220,904	Pool #AD4456, 4.50%, 4/1/40	$239,949
702,004	Pool #AD4458, 4.50%, 4/1/40	762,525
371,265	Pool #AD4940, 4.50%, 6/1/40	403,273
96,503	Pool #AD4946, 4.50%, 6/1/40	104,823
291,046	Pool #AD5728, 5.00%, 4/1/40	320,951
221,136	Pool #AD7239, 4.50%, 7/1/40	240,200
118,617	Pool #AD7242, 4.50%, 7/1/40	128,843
176,743	Pool #AD7256, 4.50%, 7/1/40	191,980
390,299	Pool #AD7271, 4.50%, 7/1/40	423,947
267,664	Pool #AD7272, 4.50%, 7/1/40	290,739
274,338	Pool #AD8960, 5.00%, 6/1/40	302,527
131,586	Pool #AD9613, 4.50%, 8/1/40	142,930
895,307	Pool #AD9614, 4.50%, 8/1/40	972,493
88,033	Pool #AE2011, 4.00%, 9/1/40	94,359
1,329,879	Pool #AE2012, 4.00%, 9/1/40	1,425,440
118,920	Pool #AE2023, 4.00%, 9/1/40	127,465
657,786	Pool #AE5432, 4.00%, 10/1/40	705,053
336,284	Pool #AE5435, 4.50%, 9/1/40	365,275
337,988	Pool #AE5806, 4.50%, 9/1/40	367,126
538,502	Pool #AE5861, 4.00%, 10/1/40	577,197
512,895	Pool #AE5862, 4.00%, 10/1/40	549,750
354,158	Pool #AE5863, 4.00%, 10/1/40	379,607
286,797	Pool #AE6850, 4.00%, 10/1/40	307,406
207,864	Pool #AE6851, 4.00%, 10/1/40	222,800
156,496	Pool #AE7699, 4.00%, 11/1/40	167,741
419,283	Pool #AE7703, 4.00%, 10/1/40	449,412
675,079	Pool #AE7707, 4.00%, 11/1/40	723,588
245,013	Pool #AH0300, 4.00%, 11/1/40	262,619
418,048	Pool #AH0301, 3.50%, 11/1/40	440,439
42,148	Pool #AH0302, 4.00%, 11/1/40	45,177
431,893	Pool #AH0306, 4.00%, 12/1/40	462,927
463,843	Pool #AH0508, 4.00%, 11/1/40	497,174
885,867	Pool #AH0537, 4.00%, 12/1/40	949,523
722,374	Pool #AH0914, 4.50%, 11/1/40	784,650
457,933	Pool #AH0917, 4.00%, 12/1/40	490,839
646,107	Pool #AH1077, 4.00%, 1/1/41	692,534
740,252	Pool #AH2973, 4.00%, 12/1/40	793,444
429,353	Pool #AH2980, 4.00%, 1/1/41	460,205
964,150	Pool #AH5656, 4.00%, 1/1/41	1,033,431
237,987	Pool #AH5657, 4.00%, 2/1/41	255,088
489,334	Pool #AH5658, 4.00%, 2/1/41	524,496
329,357	Pool #AH5662, 4.00%, 2/1/41	353,024
467,569	Pool #AH5882, 4.00%, 2/1/26	488,600
592,849	Pool #AH6764, 4.00%, 3/1/41	634,379
1,119,498	Pool #AH6768, 4.00%, 3/1/41	1,197,921
220,756	Pool #AH7277, 4.00%, 3/1/41	236,220
994,421	Pool #AH7281, 4.00%, 3/1/41	1,064,082

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$366,077	Pool #AH7526, 4.50%, 3/1/41	$397,635
593,346	Pool #AH7537, 4.00%, 3/1/41	634,911
391,834	Pool #AH8878, 4.50%, 4/1/41	425,612
290,347	Pool #AH8885, 4.50%, 4/1/41	315,376
269,476	Pool #AH9050, 3.50%, 2/1/26	280,004
530,974	Pool #AI0114, 4.00%, 3/1/41	568,169
513,274	Pool #AI1846, 4.50%, 5/1/41	557,520
429,030	Pool #AI1847, 4.50%, 5/1/41	466,014
1,039,933	Pool #AI1848, 4.50%, 5/1/41	1,129,580
661,038	Pool #AI1849, 4.50%, 5/1/41	718,023
362,223	Pool #AJ0651, 4.00%, 8/1/41	387,598
304,391	Pool #AJ7668, 4.00%, 11/1/41	325,714
636,558	Pool #AJ9133, 4.00%, 1/1/42	681,150
571,292	Pool #AK6715, 3.50%, 3/1/42	601,358
731,055	Pool #AK6716, 3.50%, 3/1/42	769,529
499,223	Pool #AK6718, 3.50%, 2/1/42	525,496
432,779	Pool #AM0635, 2.55%, 10/1/22	432,779
868,683	Pool #AM1750, 3.04%, 12/1/30	902,272
2,850,952	Pool #AM4392, 3.79%, 10/1/23	3,002,687
230,612	Pool #AM6907, 3.68%, 10/1/32	247,670
1,450,229	Pool #AM7764, 3.05%, 1/1/27	1,515,232
911,628	Pool #AM8964, 2.65%, 5/1/25	932,557
475,454	Pool #AM9780, 3.31%, 3/1/31	506,364
350,000	Pool #AN0360, 3.95%, 12/1/45	379,508
1,061,658	Pool #AN0915, 3.01%, 2/1/26	1,105,980
311,493	Pool #AN1381, 2.56%, 8/1/26	317,546
940,391	Pool #AN2066, 2.75%, 7/1/26	957,182
1,000,000	Pool #AN2398, 2.52%, 7/1/28	1,010,403
957,992	Pool #AN2746, 2.30%, 9/1/26	962,738
979,303	Pool #AN3157, 2.25%, 10/1/26	981,044
474,518	Pool #AN3919, 2.82%, 12/1/26	490,054
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,189,116
859,235	Pool #AN5053, 3.34%, 4/1/27	911,659
209,420	Pool #AN6580, 3.36%, 9/1/29	223,094
963,847	Pool #AN7154, 3.21%, 10/1/32	1,018,504
971,007	Pool #AN7904, 3.44%, 12/1/27	1,024,744
485,574	Pool #AN7982, 2.80%, 1/1/26	496,903
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,097,795
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,566,885
981,060	Pool #AN9057, 3.47%, 4/1/28	1,036,550
980,180	Pool #AN9844, 3.80%, 7/1/30	1,069,766
584,638	Pool #AO2923, 3.50%, 5/1/42	615,407
1,572,798	Pool #AO8029, 3.50%, 7/1/42	1,655,572
500,198	Pool #AP7483, 3.50%, 9/1/42	526,522
429,594	Pool #AQ6710, 2.50%, 10/1/27	434,605
1,579,495	Pool #AQ7193, 3.50%, 7/1/43	1,662,628
392,889	Pool #AR6928, 3.00%, 3/1/43	404,208
876,224	Pool #AS1916, 4.00%, 3/1/44	931,960

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$472,763	Pool #AS1917, 4.00%, 3/1/44	$503,995
194,664	Pool #AS2129, 4.00%, 3/1/44	207,047
885,270	Pool #AS2439, 4.00%, 5/1/44	943,754
476,518	Pool #AS2784, 4.00%, 7/1/44	506,829
1,426,821	Pool #AS3244, 4.00%, 9/1/44	1,517,580
1,668,117	Pool #AS3494, 4.00%, 10/1/44	1,774,225
1,358,951	Pool #AS3726, 4.00%, 11/1/44	1,445,393
852,857	Pool #AS3728, 4.00%, 11/1/44	907,107
643,095	Pool #AS3929, 4.00%, 12/1/44	684,002
705,555	Pool #AS3930, 4.00%, 11/1/44	750,434
1,005,772	Pool #AS4070, 4.00%, 12/1/44	1,075,926
461,820	Pool #AS4390, 3.50%, 2/1/45	485,698
981,890	Pool #AS4732, 3.50%, 4/1/45	1,026,291
1,106,601	Pool #AS4905, 3.50%, 4/1/45	1,156,641
1,040,320	Pool #AS5341, 3.50%, 7/1/45	1,087,363
931,795	Pool #AS5576, 4.00%, 8/1/45	987,724
740,255	Pool #AS5919, 3.50%, 9/1/45	776,481
407,102	Pool #AS5922, 3.50%, 9/1/45	425,511
994,457	Pool #AS6303, 4.00%, 11/1/45	1,054,147
668,256	Pool #AS6469, 4.00%, 12/1/45	708,367
248,967	Pool #AS6607, 4.00%, 1/1/46	263,911
1,472,075	Pool #AS6778, 3.50%, 3/1/46	1,534,826
637,413	Pool #AS6958, 3.50%, 4/1/46	667,741
1,052,025	Pool #AS7138, 3.50%, 5/1/46	1,096,870
767,500	Pool #AS7139, 3.50%, 5/1/46	800,217
1,449,673	Pool #AS7334, 3.00%, 6/1/46	1,483,742
1,340,787	Pool #AS7335, 3.00%, 5/1/46	1,372,297
950,658	Pool #AS7336, 3.00%, 6/1/46	973,607
2,488,956	Pool #AS7504, 3.00%, 7/1/46	2,547,451
480,245	Pool #AS7516, 3.00%, 7/1/46	491,532
1,597,876	Pool #AS7517, 3.00%, 6/1/46	1,635,429
687,518	Pool #AS7518, 3.00%, 7/1/46	703,676
2,480,500	Pool #AS7674, 3.00%, 8/1/46	2,538,795
1,490,752	Pool #AS7676, 3.00%, 8/1/46	1,525,788
695,561	Pool #AS8077, 3.00%, 10/1/46	711,908
1,458,390	Pool #AS8289, 3.00%, 10/1/46	1,492,665
1,822,379	Pool #AS8441, 3.00%, 11/1/46	1,865,208
1,541,147	Pool #AS8633, 3.50%, 1/1/47	1,606,843
998,362	Pool #AS8776, 3.50%, 2/1/47	1,040,920
219,649	Pool #AS9308, 4.00%, 2/1/47	230,931
1,268,766	Pool #AS9381, 4.00%, 4/1/47	1,333,936
1,406,535	Pool #AS9549, 4.00%, 5/1/47	1,478,781
2,142,686	Pool #AS9550, 4.00%, 5/1/47	2,252,743
938,880	Pool #AS9727, 3.50%, 6/1/47	975,170
767,960	Pool #AS9729, 4.00%, 6/1/47	807,406
1,016,719	Pool #AS9825, 4.00%, 6/1/47	1,068,942
843,238	Pool #AT2688, 3.00%, 5/1/43	867,532

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$213,265	Pool #AT2691, 3.00%, 5/1/43	$220,033
647,365	Pool #AT3963, 2.50%, 3/1/28	655,219
304,674	Pool #AT7873, 2.50%, 6/1/28	308,370
447,346	Pool #AU0971, 3.50%, 8/1/43	470,891
586,233	Pool #AU2165, 3.50%, 7/1/43	617,088
820,099	Pool #AU2188, 3.50%, 8/1/43	863,263
382,826	Pool #AU6054, 4.00%, 9/1/43	408,674
318,631	Pool #AU6718, 4.00%, 10/1/43	340,145
649,570	Pool #AU7003, 4.00%, 11/1/43	699,003
493,777	Pool #AU7005, 4.00%, 11/1/43	527,117
797,225	Pool #AV0679, 4.00%, 12/1/43	854,357
452,723	Pool #AV9282, 4.00%, 2/1/44	473,611
774,920	Pool #AW0993, 4.00%, 5/1/44	835,060
246,837	Pool #AW1565, 4.00%, 4/1/44	262,539
77,930	Pool #AW3671, 4.00%, 4/1/44	81,602
824,204	Pool #AW5046, 4.00%, 7/1/44	876,631
596,052	Pool #AW5047, 4.00%, 7/1/44	633,967
317,576	Pool #AW7040, 4.00%, 6/1/44	333,144
702,432	Pool #AW8629, 3.50%, 5/1/44	735,751
812,376	Pool #AX2884, 3.50%, 11/1/44	854,598
1,504,407	Pool #AX4860, 3.50%, 12/1/44	1,577,943
635,414	Pool #AY0075, 3.50%, 11/1/44	665,554
1,007,201	Pool #AY1389, 3.50%, 4/1/45	1,052,746
745,653	Pool #AY3435, 3.50%, 5/1/45	779,371
643,699	Pool #AY5571, 3.50%, 6/1/45	672,807
1,181,386	Pool #BC0802, 3.50%, 4/1/46	1,231,746
1,160,407	Pool #BC0804, 3.50%, 4/1/46	1,209,873
950,489	Pool #BC1135, 3.00%, 6/1/46	972,827
1,521,463	Pool #BD5021, 3.50%, 2/1/47	1,586,320
2,064,882	Pool #BD7140, 4.00%, 4/1/47	2,170,944
2,049,721	Pool #BE4232, 3.00%, 12/1/46	2,097,892
1,210,415	Pool #BE9743, 3.50%, 4/1/47	1,257,200
2,119,681	Pool #BH2665, 3.50%, 9/1/47	2,201,611
955,365	Pool #BH4659, 4.00%, 6/1/47	1,004,436
2,310,159	Pool #BJ0657, 4.00%, 2/1/48	2,405,759
1,031,406	Pool #BJ2670, 4.00%, 4/1/48	1,074,088
1,936,295	Pool #BJ5158, 4.00%, 4/1/48	2,016,423
786,473	Pool #BK7685, 4.00%, 10/1/48	819,872
1,301,902	Pool #BK7924, 4.00%, 11/1/48	1,355,778
8,920,000	Pool #BL4650, 2.30%, 10/1/31	8,682,138
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,392,854
1,773,427	Pool #BO1263, 3.50%, 6/1/49	1,838,127
1,492,825	Pool #BO3599, 3.00%, 9/1/49	1,514,384
1,202,398	Pool #BO5263, 3.00%, 9/1/49	1,219,763
2,118,309	Pool #CA0114, 3.50%, 8/1/47	2,200,186
794,996	Pool #CA0268, 3.50%, 8/1/47	827,137
2,541,696	Pool #CA0334, 3.50%, 9/1/47	2,639,937
2,707,418	Pool #CA0534, 3.50%, 10/1/47	2,812,065

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$1,163,887	Pool #CA0536, 3.50%, 10/1/47	$1,208,874
863,949	Pool #CA0551, 4.00%, 10/1/47	908,325
921,540	Pool #CA0565, 3.50%, 10/1/47	957,159
1,535,540	Pool #CA0742, 3.50%, 11/1/47	1,594,891
1,024,249	Pool #CA0743, 3.50%, 11/1/47	1,065,659
1,170,375	Pool #CA0825, 3.50%, 12/1/47	1,215,612
1,032,548	Pool #CA0981, 3.50%, 12/1/47	1,072,458
1,748,215	Pool #CA1070, 3.50%, 1/1/48	1,815,786
703,960	Pool #CA1115, 3.50%, 1/1/48	731,169
1,471,251	Pool #CA1130, 3.50%, 1/1/48	1,528,118
1,517,141	Pool #CA1131, 3.50%, 2/1/48	1,575,781
1,816,373	Pool #CA1132, 3.50%, 1/1/48	1,886,580
1,624,313	Pool #CA1133, 3.50%, 2/1/48	1,687,096
1,916,139	Pool #CA1134, 3.50%, 1/1/48	1,990,201
1,591,759	Pool #CA1137, 3.50%, 2/1/48	1,653,283
1,461,817	Pool #CA1140, 3.50%, 1/1/48	1,518,319
1,379,589	Pool #CA1144, 3.50%, 2/1/48	1,432,913
4,422,915	Pool #CA1152, 3.50%, 2/1/48	4,593,869
1,032,892	Pool #CA1160, 3.50%, 2/1/48	1,079,587
1,101,979	Pool #CA1161, 3.50%, 2/1/48	1,138,976
813,303	Pool #CA1162, 3.50%, 2/1/48	844,738
1,165,807	Pool #CA1338, 4.00%, 3/1/48	1,214,051
1,807,901	Pool #CA1339, 3.50%, 3/1/48	1,868,597
1,159,944	Pool #CA1418, 4.00%, 3/1/48	1,210,581
819,272	Pool #CA1420, 4.00%, 3/1/48	855,038
1,086,674	Pool #CA1468, 4.00%, 3/1/48	1,131,643
2,135,660	Pool #CA1469, 4.00%, 3/1/48	2,224,039
873,218	Pool #CA1471, 4.00%, 3/1/48	910,301
3,982,139	Pool #CA1507, 4.00%, 4/1/48	4,146,929
1,064,960	Pool #CA1610, 3.50%, 3/1/48	1,100,713
1,247,295	Pool #CA1611, 4.00%, 4/1/48	1,301,746
1,060,248	Pool #CA1612, 3.50%, 4/1/48	1,093,489
1,171,642	Pool #CA1613, 4.00%, 4/1/48	1,220,127
476,788	Pool #CA2381, 4.00%, 9/1/48	497,036
989,410	Pool #CA2440, 4.00%, 9/1/48	1,030,355
1,007,461	Pool #CA2441, 4.00%, 10/1/48	1,050,245
452,021	Pool #CA2442, 4.00%, 10/1/48	478,114
1,062,884	Pool #CA2443, 4.00%, 10/1/48	1,108,022
1,100,618	Pool #CA2468, 4.00%, 10/1/48	1,147,358
906,877	Pool #CA2594, 4.00%, 11/1/48	961,869
741,054	Pool #CA2913, 4.00%, 1/1/49	771,721
1,257,751	Pool #CA2914, 4.00%, 1/1/49	1,309,800
2,034,046	Pool #CA3042, 4.00%, 1/1/49	2,120,426
1,348,500	Pool #CA3043, 4.00%, 2/1/49	1,405,767
2,007,711	Pool #CA3044, 4.50%, 2/1/49	2,117,047
1,153,674	Pool #CA3045, 4.50%, 1/1/49	1,220,620
181,952	Pool #CA3132, 4.00%, 2/1/49	189,895

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 707,113	Pool #CA3557, 3.50%, 5/1/49	$727,452
1,413,439	Pool #CA3627, 3.50%, 6/1/49	1,454,095
2,188,777	Pool #CA3628, 3.50%, 6/1/49	2,251,734
1,165,753	Pool #CA3793, 3.50%, 6/1/49	1,200,396
273,679	Pool #CA3936, 3.50%, 7/1/49	281,812
543,462	Pool #CA4043, 3.00%, 8/1/49	551,311
1,252,937	Pool #CA4320, 3.00%, 9/1/49	1,271,032
52,493	Pool #MC0013, 5.50%, 12/1/38	58,716
85,716	Pool #MC0014, 5.50%, 12/1/38	95,877
70,267	Pool #MC0016, 5.50%, 11/1/38	78,597
67,681	Pool #MC0038, 4.50%, 3/1/39	73,744
46,945	Pool #MC0059, 4.00%, 4/1/39	50,308
83,075	Pool #MC0081, 4.00%, 5/1/39	89,027
44,052	Pool #MC0112, 4.50%, 6/1/39	47,998
88,370	Pool #MC0127, 4.50%, 7/1/39	96,287
491,580	Pool #MC0154, 4.50%, 8/1/39	535,619
88,471	Pool #MC0160, 4.50%, 8/1/39	96,397
206,946	Pool #MC0171, 4.50%, 9/1/39	225,485
300,721	Pool #MC0177, 4.50%, 9/1/39	327,661
120,331	Pool #MC0270, 4.50%, 3/1/40	130,705
351,623	Pool #MC0325, 4.50%, 7/1/40	381,936
89,850	Pool #MC0426, 4.50%, 1/1/41	97,596
328,442	Pool #MC0584, 4.00%, 1/1/42	351,449
157,547	Pool #MC0585, 4.00%, 1/1/42	168,583
62,099	Pool #MC3344, 5.00%, 12/1/38	68,611

		291,463,403

Freddie Mac — 16.85%
1,420,792	Pool #Q63813, 3.50%, 4/1/49	1,468,093
2,394,003	Pool #RA1234, 3.50%, 8/1/49	2,465,147
1,991,590	Pool #RA1382, 3.00%, 9/1/49	2,020,353
1,992,946	Pool #RA1383, 3.00%, 9/1/49	2,021,728
2,168,258	Pool #RA1470, 3.00%, 10/1/49	2,199,572
1,573,979	Pool #RA1713, 3.00%, 11/1/49	1,596,710
1,754,164	Pool #RA1714, 3.00%, 11/1/49	1,779,497
1,613,022	Pool #RA1715, 3.00%, 10/1/49	1,636,317
1,576,592	Pool #RA1716, 3.00%, 11/1/49	1,599,361
630,406	Pool #RA1724, 2.50%, 10/1/49	623,424
632,162	Pool #RA1979, 3.00%, 12/1/49	642,562
1,196,528	Pool #RA1987, 3.00%, 12/1/49	1,219,513
2,894,287	Pool #RA1988, 3.00%, 1/1/50	2,936,086
1,573,831	Pool #WA3103, 3.30%, 2/1/27	1,665,473
1,966,027	Pool #WN3000, 3.14%, 1/1/28	2,065,198
986,985	Pool #ZA4828, 4.00%, 3/1/47	1,037,617
767,302	Pool #ZA4891, 3.50%, 3/1/47	796,961
1,772,473	Pool #ZA4892, 4.00%, 5/1/47	1,863,401
1,432,799	Pool #ZA4893, 3.50%, 4/1/47	1,488,181
1,469,247	Pool #ZA4912, 3.50%, 5/1/47	1,526,038

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$1,818,868	Pool #ZA4913, 4.00%, 5/1/47	$1,912,176
1,609,210	Pool #ZA5036, 3.50%, 9/1/47	1,671,410
2,062,013	Pool #ZA5070, 3.50%, 11/1/47	2,141,716
857,589	Pool #ZA5090, 3.50%, 11/1/47	890,738
1,614,373	Pool #ZA5174, 3.50%, 12/1/47	1,676,773
4,463,458	Pool #ZA5238, 3.50%, 2/1/48	4,635,984
1,125,233	Pool #ZA5245, 3.50%, 1/1/48	1,168,726
2,700,612	Pool #ZA5253, 3.50%, 1/1/48	2,804,999
2,423,540	Pool #ZA5254, 4.00%, 1/1/48	2,547,867
998,028	Pool #ZA5308, 4.00%, 1/1/48	1,049,227
1,379,974	Pool #ZA5575, 4.00%, 7/1/48	1,440,208
1,057,549	Pool #ZA5637, 4.50%, 8/1/48	1,117,326
1,176,397	Pool #ZA5645, 4.00%, 8/1/48	1,229,781
427,997	Pool #ZA6576, 3.50%, 4/1/49	440,560
117,404	Pool #ZI0238, 5.00%, 6/1/33	129,062
203,847	Pool #ZI0412, 5.00%, 8/1/33	224,089
77,820	Pool #ZI0543, 4.50%, 8/1/33	83,363
32,021	Pool #ZI0548, 5.00%, 8/1/33	35,201
53,922	Pool #ZI0549, 5.00%, 8/1/33	59,276
36,553	Pool #ZI0743, 4.50%, 9/1/33	39,456
122,865	Pool #ZI0807, 5.00%, 9/1/33	135,066
75,724	Pool #ZI0959, 6.00%, 10/1/33	80,282
248,558	Pool #ZI1023, 5.50%, 11/1/33	278,444
41,272	Pool #ZI1352, 5.50%, 12/1/33	46,234
101,882	Pool #ZI1353, 5.50%, 1/1/34	114,131
221,685	Pool #ZI1493, 5.50%, 1/1/34	248,339
162,902	Pool #ZI1524, 5.50%, 2/1/34	182,488
77,455	Pool #ZI1630, 5.50%, 3/1/34	86,792
173,933	Pool #ZI1689, 5.50%, 4/1/34	194,899
92,656	Pool #ZI1802, 5.50%, 4/1/34	103,824
153,895	Pool #ZI1991, 5.00%, 5/1/34	170,439
279,236	Pool #ZI2332, 5.00%, 6/1/34	309,255
162,373	Pool #ZI2333, 5.00%, 6/1/34	179,829
976	Pool #ZI2830, 5.00%, 11/1/34	1,081
170,491	Pool #ZI2888, 6.00%, 12/1/34	184,774
225,961	Pool #ZI2939, 5.50%, 12/1/34	253,198
164,895	Pool #ZI3102, 5.00%, 1/1/35	182,622
91,716	Pool #ZI3254, 5.50%, 4/1/35	102,751
194,615	Pool #ZI3507, 5.00%, 9/1/35	215,566
173,176	Pool #ZI3713, 5.00%, 5/1/35	191,819
85,517	Pool #ZI3919, 5.00%, 12/1/35	94,723
88,335	Pool #ZI4118, 5.50%, 1/1/36	98,964
103,998	Pool #ZI4119, 5.00%, 1/1/36	115,194
157,187	Pool #ZI4120, 5.50%, 1/1/36	176,099
225,905	Pool #ZI4200, 5.50%, 2/1/36	253,086
94,846	Pool #ZI4201, 6.00%, 2/1/36	100,684
253,493	Pool #ZI4429, 5.00%, 6/1/35	280,783

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$137,128	Pool #ZI4521, 5.50%, 7/1/35	$153,627
190,447	Pool #ZI4572, 5.50%, 8/1/35	213,361
84,209	Pool #ZI4605, 5.50%, 9/1/35	94,341
137,124	Pool #ZI4606, 5.50%, 9/1/35	153,622
124,454	Pool #ZI4704, 5.00%, 11/1/35	137,852
132,229	Pool #ZI4705, 5.00%, 11/1/35	146,464
79,506	Pool #ZI4706, 5.50%, 11/1/35	89,072
141,230	Pool #ZI4855, 6.00%, 5/1/36	149,687
77,660	Pool #ZI4882, 6.00%, 5/1/36	83,202
250,434	Pool #ZI4979, 6.00%, 6/1/36	270,063
7,894	Pool #ZI4980, 6.50%, 6/1/36	7,899
69,224	Pool #ZI5006, 6.00%, 6/1/36	71,660
179,633	Pool #ZI5896, 5.50%, 4/1/37	200,914
187,256	Pool #ZI5912, 5.50%, 4/1/37	209,442
77,893	Pool #ZI6164, 5.50%, 5/1/37	87,121
136,204	Pool #ZI6186, 6.00%, 6/1/37	145,435
97,098	Pool #ZI6311, 5.50%, 6/1/37	108,601
143,572	Pool #ZI6352, 5.50%, 7/1/37	160,581
205,307	Pool #ZI6583, 5.50%, 8/1/37	229,631
125,444	Pool #ZI6598, 6.00%, 8/1/37	133,462
65,045	Pool #ZI6814, 6.00%, 10/1/37	69,820
58,957	Pool #ZI6976, 5.50%, 7/1/37	65,942
85,467	Pool #ZI7383, 5.00%, 4/1/38	94,423
367,192	Pool #ZI9925, 5.00%, 4/1/40	404,880
151,468	Pool #ZJ0038, 4.50%, 5/1/40	164,518
415,245	Pool #ZJ0482, 4.50%, 9/1/40	451,022
392,452	Pool #ZJ0844, 4.00%, 12/1/40	420,638
257,018	Pool #ZJ1058, 4.00%, 12/1/40	275,477
198,562	Pool #ZJ1264, 4.00%, 1/1/41	212,823
429,172	Pool #ZJ1444, 4.00%, 3/1/41	459,222
361,789	Pool #ZJ1445, 4.50%, 3/1/41	392,973
28,330	Pool #ZJ4162, 7.50%, 2/1/30	28,764
93,930	Pool #ZJ5032, 6.50%, 5/1/31	100,817
45,884	Pool #ZJ5104, 6.50%, 6/1/31	48,041
38,729	Pool #ZJ5458, 6.50%, 11/1/31	40,110
40,613	Pool #ZJ5928, 6.50%, 3/1/32	42,025
147,171	Pool #ZJ6638, 6.00%, 11/1/32	161,268
73,591	Pool #ZJ6955, 5.50%, 3/1/33	82,439
52,811	Pool #ZJ6956, 5.50%, 3/1/33	59,161
6,754	Pool #ZJ9911, 5.00%, 1/1/21	6,755
298,366	Pool #ZK4661, 2.50%, 11/1/27	301,844
142,910	Pool #ZL1284, 4.50%, 4/1/41	155,228
485,214	Pool #ZL2630, 3.50%, 12/1/41	511,315
358,379	Pool #ZL2708, 3.50%, 1/1/42	377,657
300,074	Pool #ZL2750, 4.00%, 2/1/42	321,084
1,165,240	Pool #ZL5676, 3.00%, 4/1/43	1,198,822
889,034	Pool #ZL6090, 3.00%, 6/1/43	914,655
662,907	Pool #ZL6097, 3.00%, 6/1/43	682,011

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 916,301	Pool #ZL9372, 3.00%, 4/1/45	$939,664
559,100	Pool #ZL9669, 3.50%, 6/1/45	584,365
624,702	Pool #ZM1422, 3.50%, 7/1/46	651,315
1,004,396	Pool #ZM1423, 3.50%, 7/1/46	1,047,184
1,242,505	Pool #ZM1736, 3.00%, 9/1/46	1,271,699
1,366,529	Pool #ZM1738, 3.00%, 9/1/46	1,398,636
891,013	Pool #ZM8750, 4.00%, 9/1/48	927,880
1,075,864	Pool #ZN1022, 4.00%, 11/1/48	1,120,348
25,350	Pool #ZN5269, 6.50%, 10/1/31	25,543
50,410	Pool #ZN5316, 5.00%, 5/1/34	55,829
76,869	Pool #ZN5321, 5.50%, 5/1/34	86,135
46,812	Pool #ZN5322, 5.50%, 5/1/34	52,455
77,368	Pool #ZN5323, 5.50%, 6/1/34	86,694
54,986	Pool #ZN5332, 5.00%, 11/1/34	60,897
51,613	Pool #ZN5333, 5.50%, 11/1/34	57,834
983,658	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	1,000,386
3,600,398	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	3,710,560
484,082	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	500,578
1,060,927	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	1,113,716
1,452,561	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	1,528,612
1,995,614	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,998,233
788,002	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	792,398
2,691,999	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	2,665,603
998,267	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	995,644
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,120,701

		97,013,216

Ginnie Mae — 20.50%
81,748	Pool #409117, 5.50%, 6/20/38	85,635
650,918	Pool #442423, 4.00%, 9/20/41	694,086
92,215	Pool #487643, 5.00%, 2/15/39	96,264
208,143	Pool #616936, 5.50%, 1/15/36	238,948
225,081	Pool #617904, 5.75%, 9/15/23	225,362
1,205,730	Pool #618363, 4.00%, 9/20/41	1,285,694
430,670	Pool #624106, 5.13%, 3/15/34	431,173
305,276	Pool #654705, 4.00%, 9/20/41	325,522
387,345	Pool #664269, 5.85%, 6/15/38	386,832
23,804	Pool #675509, 5.50%, 6/15/38	24,029
156,504	Pool #697672, 5.50%, 12/15/38	167,708
262,999	Pool #697814, 5.00%, 2/15/39	277,538
347,349	Pool #697885, 4.50%, 3/15/39	375,903
106,614	Pool #698112, 4.50%, 5/15/39	115,378
497,828	Pool #698113, 4.50%, 5/15/39	538,752
124,760	Pool #699294, 5.63%, 9/20/38	134,440
1,354,810	Pool #713519, 6.00%, 7/15/39	1,562,891
111,079	Pool #714561, 4.50%, 6/15/39	120,210
265,324	Pool #716822, 4.50%, 4/15/39	287,381
226,633	Pool #716823, 4.50%, 4/15/39	245,473

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$114,394	Pool #717132, 4.50%, 5/15/39	$123,798
438,327	Pool #720080, 4.50%, 6/15/39	474,766
275,401	Pool #724629, 5.00%, 7/20/40	301,149
592,620	Pool #726550, 5.00%, 9/15/39	649,470
265,492	Pool #729018, 4.50%, 2/15/40	287,316
359,215	Pool #729346, 4.50%, 7/15/41	393,151
399,613	Pool #738844, 3.50%, 10/15/41	419,679
158,379	Pool #738845, 3.50%, 10/15/41	166,220
1,005,387	Pool #738862, 4.00%, 10/15/41	1,067,412
308,240	Pool #747241, 5.00%, 9/20/40	337,057
738,816	Pool #748654, 3.50%, 9/15/40	774,864
146,975	Pool #748846, 4.50%, 9/20/40	158,174
392,711	Pool #757016, 3.50%, 11/15/40	411,872
193,236	Pool #757017, 4.00%, 12/15/40	206,018
529,876	Pool #759297, 4.00%, 1/20/41	565,592
234,869	Pool #759298, 4.00%, 2/20/41	250,700
158,528	Pool #762877, 4.00%, 4/15/41	168,308
175,456	Pool #763564, 4.50%, 5/15/41	193,108
375,842	Pool #770481, 4.00%, 8/15/41	402,313
43,825	Pool #770482, 4.50%, 8/15/41	48,354
448,448	Pool #770517, 4.00%, 8/15/41	477,221
359,351	Pool #770529, 4.00%, 8/15/41	382,408
312,981	Pool #770537, 4.00%, 8/15/41	333,062
358,293	Pool #770738, 4.50%, 6/20/41	387,540
503,570	Pool #779592, 4.00%, 11/20/41	536,967
121,146	Pool #779593, 4.00%, 11/20/41	129,181
452,605	Pool #AA6312, 3.00%, 4/15/43	469,386
488,010	Pool #AA6424, 3.00%, 5/15/43	506,104
1,030,829	Pool #AB2733, 3.50%, 8/15/42	1,085,695
1,989,438	Pool #AB2745, 3.00%, 8/15/42	2,063,369
1,312,118	Pool #AB2841, 3.00%, 9/15/42	1,360,879
498,479	Pool #AB2843, 3.00%, 9/15/42	517,003
118,840	Pool #AB2852, 3.50%, 9/15/42	125,755
485,817	Pool #AE6946, 3.00%, 6/15/43	503,829
177,435	Pool #AE8253, 4.00%, 2/20/44	187,542
498,882	Pool #AG8915, 4.00%, 2/20/44	532,518
934,928	Pool #AK6446, 3.00%, 1/15/45	965,508
715,027	Pool #AK7036, 3.00%, 4/15/45	738,292
668,094	Pool #AO3594, 3.50%, 8/20/45	697,337
337,644	Pool #AO8336, 3.50%, 9/20/45	352,423
528,826	Pool #AP3887, 3.50%, 9/20/45	551,973
616,135	Pool #AR4919, 3.50%, 3/20/46	642,425
894,116	Pool #AR4970, 3.50%, 4/20/46	932,267
1,083,288	Pool #AR9008, 3.00%, 5/20/46	1,117,620
736,104	Pool #AS2921, 3.50%, 4/20/46	767,513
388,719	Pool #AS4332, 3.00%, 6/20/46	401,039
815,747	Pool #AS5511, 3.50%, 3/20/46	850,554
1,159,732	Pool #AX7237, 3.50%, 11/20/46	1,209,216

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$704,078	Pool #BO2104, 3.00%, 8/20/49	$723,595
1,593,932	Pool #BR3787, 3.00%, 12/20/49	1,638,114
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	679,180
1,609,044	Series 2012-107, Class A, 1.15%, 1/16/45	1,532,126
1,600,000	Series 2012-112, Class B, 2.61%, 1/16/53(a)	1,595,388
1,893,075	Series 2012-115, Class A, 2.13%, 4/16/45	1,864,299
2,197,176	Series 2012-120, Class A, 1.90%, 2/16/53	2,143,303
1,060,212	Series 2012-131, Class A, 1.90%, 2/16/53	1,034,214
467,476	Series 2012-144, Class AD, 1.77%, 1/16/53	455,596
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,074,173
114,428	Series 2012-35, Class C, 3.25%, 11/16/52(a)	117,240
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,889,796
279,712	Series 2012-70, Class A, 1.73%, 5/16/42	277,596
195,815	Series 2012-72, Class A, 1.72%, 5/16/42	195,119
1,188,274	Series 2012-78, Class A, 1.68%, 3/16/44	1,174,059
608,777	Series 2013-101, Class AG, 1.76%, 4/16/38	604,189
616,831	Series 2013-105, Class A, 1.71%, 2/16/37	609,461
655,238	Series 2013-107, Class A, 2.00%, 5/16/40	647,808
373,210	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	371,113
252,192	Series 2013-127, Class A, 2.00%, 3/16/52	250,853
502,866	Series 2013-17, Class A, 1.13%, 1/16/49	483,793
621,341	Series 2013-29, Class AB, 1.77%, 10/16/45	608,435
614,646	Series 2013-33, Class A, 1.06%, 7/16/38	596,111
1,787,439	Series 2013-63, Class AB, 1.38%, 3/16/45	1,727,686
841,534	Series 2013-97, Class AC, 2.00%, 6/16/45	829,486
538,047	Series 2014-148, Class A, 2.65%, 11/16/43	538,306
1,807,697	Series 2014-172, Class AF, 2.50%, 9/16/41	1,805,849
93,324	Series 2014-54, Class AB, 2.62%, 10/16/43	93,316
240,245	Series 2014-77, Class AC, 2.35%, 10/16/40	239,855
520,821	Series 2014-82, Class AB, 2.40%, 5/16/45	519,085
99,026	Series 2015-107, Class AB, 2.50%, 11/16/49	98,988
2,278,033	Series 2015-114, Class AD, 2.50%, 11/15/51	2,282,715
915,331	Series 2015-128, Class AD, 2.50%, 12/16/50	916,614
604,901	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	609,564
2,285,245	Series 2015-135, Class AC, 2.35%, 4/16/49	2,268,947
951,810	Series 2015-136, Class AC, 2.50%, 3/16/47	953,492
596,347	Series 2015-15, Class A, 2.00%, 11/16/48	584,992
1,331,977	Series 2015-154, Class AD, 2.50%, 5/16/54	1,327,586
688,872	Series 2015-171, Class DA, 2.37%, 3/16/46	685,723
957,696	Series 2015-2, Class A, 2.50%, 12/16/44	956,792
1,258,679	Series 2015-22, Class A, 2.40%, 8/16/47	1,257,582
1,784,733	Series 2015-70, Class AB, 2.30%, 11/16/48	1,766,972
301,937	Series 2015-75, Class A, 3.00%, 2/16/44	303,959
302,838	Series 2015-98, Class AB, 2.20%, 11/16/43	300,281
543,488	Series 2016-11, Class AD, 2.25%, 11/16/43	539,427
793,748	Series 2016-14, Class AB, 2.15%, 8/16/42	785,985
1,641,467	Series 2016-152, Class EA, 2.20%, 8/15/58	1,610,727

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$2,318,132	Series 2016-157, Class AC, 2.00%, 11/16/50	$2,264,041
829,144	Series 2016-26, Class A, 2.25%, 12/16/55	823,465
692,194	Series 2016-28, Class AB, 2.40%, 11/16/55	690,128
655,937	Series 2016-36, Class AB, 2.30%, 6/16/56	652,564
775,864	Series 2016-39, Class AH, 2.50%, 9/16/44	776,698
915,971	Series 2016-50, Class A, 2.30%, 7/16/52	912,493
2,173,336	Series 2016-64, Class CA, 2.30%, 3/16/45	2,164,948
1,695,907	Series 2016-67, Class A, 2.30%, 7/16/56	1,689,194
877,001	Series 2016-94, Class AC, 2.20%, 8/16/57	860,616
766,318	Series 2016-96, Class BA, 1.95%, 3/16/43	754,321
1,376,949	Series 2017-127, Class AB, 2.50%, 2/16/59	1,366,990
1,447,744	Series 2017-135, Class AE, 2.60%, 10/16/58	1,444,296
953,196	Series 2017-140, Class A, 2.50%, 2/16/59	945,469
479,322	Series 2017-157, Class AH, 2.55%, 2/16/53	479,470
1,868,804	Series 2017-41, Class AC, 2.25%, 3/16/57	1,855,958
1,137,496	Series 2017-46, Class A, 2.50%, 11/16/57	1,128,173
2,068,888	Series 2017-71, Class AS, 2.70%, 4/16/57	2,077,797
909,432	Series 2017-9, Class AE, 2.40%, 9/16/50	904,468
3,691,162	Series 2017-94, Class AH, 2.60%, 2/16/59	3,685,297
1,167,785	Series 2018-2, Class AD, 2.40%, 3/16/59	1,162,330
914,894	Series 2018-26, Class AD, 2.50%, 3/16/52	916,832
2,327,529	Series 2018-3, Class AG, 2.50%, 10/16/58	2,319,388

		118,287,592

Total U.S. Government Agency Backed Mortgages		506,764,211

(Cost $496,931,080)
U.S. Government Agency Obligations — 4.48%
Small Business Administration — 4.48%
246,676	0.88%, 1/1/32(b)	256,999
4,118,762	1.26%, 7/18/30(b),(c),(d)	69,753
228,432	(Prime Index - 2.600%), 2.40%, 7/25/41(e)	228,325
589,246	(Prime Index - 2.600%), 2.40%, 9/25/41(e)	588,964
340,147	(Prime Index - 2.600%), 2.40%, 9/25/41(e)	340,011
601,086	(Prime Index - 2.600%), 2.40%, 7/25/42(e)	600,966
1,722,196	(Prime Index - 2.550%), 2.45%, 7/25/42(e)	1,720,443
364,471	(Prime Index - 2.525%), 2.48%, 11/25/41(e)	365,142
757,147	(Prime Index - 2.500%), 2.50%, 2/25/28(e)	761,134
22,260	3.36%, 7/1/21(b)	22,637
815,878	3.36%, 7/8/24(b),(f)	854,132
969,182	(Prime Index - 1.400%), 3.60%, 7/25/41(e)	1,003,687
335,901	3.85%, 9/16/34(b)	356,155
2,290,171	(Prime Index - 0.675%), 4.33%, 9/25/43(e)	2,446,391
409,940	(Prime Index - 0.421%), 4.58%, 11/25/27(e)	427,912
307,901	(Prime Index - 0.203%), 4.80%, 2/25/40(e)	327,554
700,955	(Prime Index - 0.052%), 4.95%, 7/25/29(e)	742,163
132,214	(Prime Index + 0.051%), 5.04%, 12/25/40(e)	143,430
940,692	(Prime Index + 0.107%), 5.11%, 8/25/29(e)	1,003,434

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$ 36,264	5.13%, 2/28/24(b)	$37,859
752,072	(Prime Index + 0.176%), 5.16%, 6/25/29(e)	803,080
713,723	(Prime Index + 0.187%), 5.19%, 11/25/28(e)	755,949
775,000	(Prime Index + 0.325%), 5.33%, 2/25/45(e)	861,434
183,682	(Prime Index + 0.355%), 5.36%, 2/25/26(e)	191,952
82,632	(Prime Index + 0.670%), 5.44%, 8/25/27(e)	87,345
117,833	(Prime Index + 0.700%), 5.70%, 2/25/28(e)	125,422
755,723	(Prime Index + 0.705%), 5.71%, 3/25/30(e)	817,854
490,806	(Prime Index + 0.781%), 5.78%, 9/25/28(e)	526,154
671,686	(Prime Index + 0.799%), 5.80%, 2/25/28(e)	718,296
195,757	(Prime Index + 0.800%), 5.80%, 6/25/28(e)	207,962
1,074,605	(Prime Index + 0.799%), 5.80%, 6/25/29(e)	1,157,759
460,805	(Prime Index + 0.815%), 5.81%, 3/25/29(e)	494,418
880,608	(Prime Index + 0.825%), 5.83%, 5/25/29(e)	946,346
266,873	(Prime Index + 0.841%), 5.84%, 2/25/30(e)	288,714
652,306	(Prime Index + 0.858%), 5.86%, 2/25/29(e)	704,540
629,850	(Prime Index + 0.909%), 5.89%, 7/25/30(e)	685,906
222,146	(Prime Index + 0.904%), 5.91%, 1/25/29(e)	238,562
351,335	(Prime Index + 0.925%), 5.93%, 5/25/29(e)	382,308
120,242	(Prime Index + 0.933%), 5.93%, 7/25/29(e)	132,291
476,151	(Prime Index + 0.946%), 5.95%, 7/25/29(e)	517,926
121,097	(Prime Index + 0.976%), 5.98%, 11/25/28(e)	131,478
248,604	(Prime Index + 1.053%), 6.05%, 9/25/29(e)	274,820
360,000	(Prime Index + 1.061%), 6.08%, 12/25/29(e)	398,257
928,770	(Prime Index + 1.145%), 6.14%, 9/25/28(e)	997,176
94,600	(Prime Index + 1.194%), 6.19%, 11/25/26(e)	101,003
501,745	(Prime Index + 1.201%), 6.20%, 5/25/29(e)	541,303
196,236	(Prime Index + 1.225%), 6.23%, 6/25/29(e)	215,048
57,672	(Prime Index + 1.600%), 6.60%, 7/25/28(e)	62,393
98,940	9.08%, 9/25/29(b)	114,598

		25,777,385

Total U.S. Government Agency Obligations		25,777,385

(Cost $26,357,798)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.61%
California — 1.27%
$ 500,000	California Health Facilities Financing Authority Revenue, 1.90%, 6/1/21	$500,220
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,985,680
890,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 2/21/20 @ 100	891,050
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,006,690
200,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	193,732
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,704,045
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	1,021,800

		7,303,217

Colorado — 0.08%
443,091	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	456,649

District of Columbia — 0.14%
738,186	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	785,858

Georgia — 0.18%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,021,480

Illinois — 0.16%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	264,932
688,767	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	684,373

		949,305

Massachusetts — 0.03%
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,885

Minnesota — 0.09%
486,926	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	514,642

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value

Missouri — 0.56%
$3,030,645	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	$3,223,879

New York — 0.93%
400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	400,028
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	170,257
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	100,272
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	200,786
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	40,174
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	300,138
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	524,885
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,047,470
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	513,770
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	526,550
540,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/31/20 @ 100	541,172
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/31/20 @ 100	1,007,130

		5,372,632

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	106,539

Washington — 0.15%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	849,936

Total Municipal Bonds		20,790,022

(Cost $20,124,647)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.28%
Consumer, Non-cyclical — 0.06%
$ 350,000	Montefiore Medical Center, 2.15%, 10/20/26	$344,135

Financial — 0.22%
1,250,000	Century Housing Corp., 4.00%, 11/1/21	1,291,226

Total Corporate Bonds		1,635,361

(Cost $1,600,000)

Shares
Investment Company — 3.33%
19,157,749	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	19,157,749

Total Investment Company		19,157,749

(Cost $19,157,749)

Total Investments		$574,124,728
(Cost $564,171,274) — 99.79%
Other assets in excess of liabilities — 0.21%		1,179,780

NET ASSETS — 100.00%		$575,304,508

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Floating rate note. Rate shown is as of report date.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2019.
(g)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2019 (Unaudited)

Financial futures contracts as of December 31, 2019:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	135	March 2020	$(20,426)	USD $29,092,500	Barclays Capital Group

Total			$(20,426)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
30 Year U.S. Ultra Treasury Bond	11	March 2020	$62,442	USD $1,998,219	Barclays Capital Group
Five Year U.S. Treasury Note	36	March 2020	14,801	USD 4,269,938	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	180	March 2020	315,387	USD 25,326,563	Barclays Capital Group

Total			$392,630

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

USD - United States Dollar